[Invesco Letterhead]

February 12, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review and Accounting Office

100 F Street NE

Washington, DC 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds)
CIK No. 0000842790; File No. 333-229249

Ladies and Gentlemen:

On behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Registrant”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”) is the electronic version of the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the “Registration Statement”) containing two proxy statement/prospectuses and related statements of additional information (“SAI”) to accomplish the following:

•

The title of the securities being registered are Class A, Class C, Class R, Class Y and Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer Global High Yield Fund, Invesco Oppenheimer Intermediate Income Fund, Invesco Oppenheimer Limited-Term Bond Fund and Invesco Oppenheimer Limited-Term Government Fund, each a series of the Registrant;

•

The title of the securities being registered are Class A, Class C and Class R shares of beneficial interest, without par value, of the Invesco Oppenheimer Government Cash Reserves Fund, a series of the Registrant;

•

The title of the securities being registered are Class A, Class Y and Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer Ultra-Short Duration Fund, a series of the Registrant;

•	The title of the securities being registered are Class Y shares of beneficial interest, without par value, of the Invesco Oppenheimer Government Money Market Fund, a series of the Registrant; and

•

The title of the securities being registered are Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer Master Inflation Protected Securities Fund, a series of the Registrant.

The Registration Statement is being filed to (1) respond to comments from David Manion and Jaea Hahn, both staff of the Securities and Exchange Commission (the “Commission”); (2) update certain financial highlights tables; and (3) incorporate by reference to (a) financial statements that were recently filed by the Oppenheimer Funds and (b) definitive copies of prospectuses and statements of additional information recently filed by the Invesco Funds.

Please be advised that concurrent with this filing, the AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Investment Funds (Invesco Investment Funds), AIM Equity Funds (Invesco Equity Funds) and AIM Growth Series (Invesco Growth Series) have each filed for the same reasons, a pre-effective amendment to their registration statement on Form N-14 which contain the same two identical proxy statement/prospectuses. Similarly, AIM Sector Funds (Invesco Sector Funds), AIM International Mutual Funds (Invesco International Mutual Funds), Short-Term Investments Trust and AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) have each filed for the same reasons, a pre-effective amendment to their registration statement on Form N-14 which contains one proxy statement/prospectus that is identical to one of the two proxy statement/ prospectuses contained in this Form N-14 Registration Statement. Thus, while nine registrants today are filing nine registration statements on Form N-14, there are only two forms of proxy statement/prospectuses that need to be reviewed.

Accompanying this filing are requests for accelerating the effective date of this filing to February 13, 2019, or as soon thereafter as practicable.

Please send copies of all correspondence with respect to the Form N-14 to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson
Peter Davidson
Assistant General Counsel

cc:	Jaea Hahn